Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2023
Equity [Abstract]
Stockholders' Equity (Deficit)
Note 5. Stockholders’ Equity (Deficit)
Preferred Stock
The Company authorized 20,000,000 shares of preferred stock, par value $0.001 per share (“Preferred Stock”), of which 10,000 shares have been designated as Series A Convertible Preferred Stock (“Series A Preferred Stock”), 10,000 shares have been designated as Series B Convertible Preferred Stock (“Series B Preferred Stock”), and 600,000 shares have been designated as Series C Preferred Stock with a liquidation preference to Common Stock. During the year ended April 30, 2022, there were no issuances of Preferred Stock by the Company.
On June 2, 2022, the Company filed amendments to the Amended and Restated Certification of Designations of Series A Convertible Preferred Stock and the Amended and Restated Certification of Designations of Series B Convertible Preferred Stock, which amended certain provisions in the agreements including to provide that on completion of an IPO by the Company, each share of Series A and Series B Preferred Stock would automatically be converted into shares of Common Stock and all shares of Series A and Series B Preferred Stock would be deemed converted and canceled. Upon consummation of the IPO in June 2022, all the outstanding shares of Series A Preferred Stock were converted into 703,290 shares of Common Stock at a conversion ratio of 70.33 shares of Common Stock for each share of Series A Preferred Stock and all outstanding shares of Series B Preferred Stock were canceled.
Series C Preferred Stock
The Series C Preferred Stock was originally issued at $25.00 per share. An amendment to, or waiver of rights in, the Series C Preferred Stock certificate of designation requires the approval of holders of a majority of the outstanding shares of Series C Preferred Stock and FRV (so long as FRV owns at least 71,000 shares of Series C Preferred Stock).
At January 31, 2023 and April 30, 2022, there were 403,228 and 463,265 shares of Series C Preferred Stock outstanding, respectively.
Holders of the Series C Preferred Stock are entitled to receive dividends at an annual rate of $1.50 per share of Series C Preferred Stock, shall accrue and are payable out of funds legally available, are payable only when and if declared by the board of directors, and are noncumulative. No dividends have been declared to date. The holders of the shares of Series C Preferred Stock have voting rights equal to an equivalent number of shares of Common Stock into which it is convertible and vote together as one class with Common Stock.
Each share of Series C Preferred Stock is convertible, at the option of the holder at any time, into such number of fully paid and non-assessable
shares of Common Stock determined by dividing the original issue price of $25.00 by the conversion price for such series in effect at the time of conversion for the Series C Preferred Stock. The conversion price for the Series C Preferred Stock is subject to adjustment in accordance with conversion provisions contained in the Company’s certificate of formation, as amended.
For the nine-month period ended January 31, 2023, 60,037 shares of Series C Preferred Stock converted into 230,086 shares of Common Stock at a conversion ratio of 3.8274 shares of Common Stock for each share of Series C Preferred Stock.
At January 31, 2023, the Series C Preferred Stock were convertible into 1,603,338 shares of Common Stock at a conversion price of $6.29 per share.
In February 2023, 27,557 shares of Series C Preferred Stock were converted into 117,768 shares of Common Stock at a conversion ratio of 4.2736 shares of Common Stock for each share of Series C Preferred Stock.
In March 2023, the Series C Preferred Stock conversion price was adjusted to $5.82, and the remaining shares of Series C Preferred Stock were convertible into 1,614,342 shares of Common Stock.
Common Stock
The Company’s Certificate of Formation, as amended, authorizes 500,000,000 shares of Common Stock with a par value of $0.001 per share. As of January 31, 2023 and April 30, 2022, the Company had issued 8,349,859 and 3,323,942 shares of Common Stock, respectively.
During the nine months ended January 31, 2023, the Company issued 5,025,917 shares of Common Stock, as set forth in the below table:

Number of Shares
Issuance of Common Stock in IPO	1,500,000
Conversion of $1.5M notes to Common Stock (see Note 4)	909,071
Conversion of Bridge Notes and accrued interest to Common Stock (see Note 4)	1,544,114
Conversion of Series A Preferred Stock to Common Stock	703,290
Conversion of Series C Preferred Stock to Common Stock	230,086
Exercise of pre-funded warrants	139,356

Common Stock issued during the nine months ended January 31, 2023	5,025,917

Summary table of Common Stock share transactions:
Balance at April 30, 2022	3,323,942
Issued in Fiscal 2023	5,025,917

Balance at January 31, 2023	8,349,859

On June 17, 2022, the Company closed on the sale of 1,500,000 units in the IPO (the “Units”), with each Unit consisting of one share of Common Stock, par value $0.001 per share, and one warrant to purchase one share of Common Stock at a combined public offering price of $4.25 per Unit. Additionally, in the IPO, the underwriter exercised the over-allotment option, for 225,000 warrants at a public offering price of $0.01 per warrant. The Common Stock and warrants were immediately separable following the IPO. The warrants have an exercise price per share of $4.25 and are exercisable at any time up to expiration which is five years from the date of issuance. The Company received approximately $5.2 million in net proceeds from the IPO after deducting the underwriting discount and commission and other IPO expenses payable by the Company of approximately $1.2 million.
The holders of Common Stock are entitled to receive dividends whenever funds and assets are legally available and when declared by the board of directors, subject to the rights of holders of Preferred Stock outstanding. No dividends were declared as of or through the nine months ended January 31, 2023 and the year ended April 30, 2022.
Common Stock Warrants
The Company has issued warrants to investors in connection with funding or for services rendered and these warrants are convertible into a number of shares of the Company’s Common Stock for a period of 5 years from the date of issuance.
The following is a summary of warrant activity during the nine months ended January 31, 2023:

	Warrants Outstanding and Exercisable	Exercise Price Per Share		Weighted Average Strike Price per Share
Balance, April 30, 2022	1,442,401	$ $	3.47- 15.18	$9.00
Issued	3,652,826	$ $	0.0001- 4.25	$4.09
Exercised	(139,356)		$0.0001	$0.0001
Cancelled	(1,365,960)		$5.16	$5.16

Balance, January 31, 2023	3,589,911	$ $	0.0001- 15.18	$4.32

Bridge Warrants and
Pre-Funded
Warrants
In connection with the Bridge Securities, as discussed in Note 4, the Company issued Bridge Warrants to note holders. The Bridge Warrants were subject to antidilution provisions and price adjustments. Upon consummation of the IPO, the Company issued 1,606,027 shares of Common Stock and pre-funded
warrants to acquire 77,443 shares of Common Stock from the conversion of the Bridge Notes. As discussed in Note 4, subsequent to the IPO, 61,913 shares of Common Stock into which the Bridge Notes converted were cancelled and deemed null and void, ab initio
, from the time of the conversion and issuance and a
Pre-Funded
Warrant to purchase an additional 61,913 shares of Common Stock was issued. The pre-funded
warrants have substantially the same terms as the Bridge Warrants except that the exercise price is $0.0001 per share.
Upon consummation of the IPO, pursuant to the terms of the Bridge Warrants, the holders of the Bridge Warrants became entitled to purchase a total of 1,365,960 shares of Common Stock at an exercise price of $5.16 per share, subject to antidilution provisions with respect to the number of shares issuable upon exercise and full ratchet price protection on the exercise price whenever the Company issues shares of Common Stock for consideration per share less than the exercise price then in effect. On September 8, 2022, the Company entered into a written amendment to the Bridge Warrants with the lead investor in the private placement of the 2021 Bridge Securities. The amendment simplified the Bridge Warrants and made their terms more consistent with the IPO Warrants. As a result of the amendment:

•
The number of shares of Common Stock for which the Bridge Warrants are exercisable increased to a total 1,683,470 shares and such number is no longer subject to antidilution adjustments if the Company issues shares of Common Stock for consideration per share less than the exercise price then in effect. The 1,683,470 shares represent the total number of shares of Common Stock and pre-funded
warrants into which the Bridge Notes converted upon the IPO (therefore providing the former Bridge Note holders with one warrant for every share of Common Stock (or
Pre-Funded
Warrant) they received upon the Bridge Note conversion);

•
The exercise price of the Bridge Warrants was reduced to $4.25 per share and the price protection provisions applicable to the exercise price of the Bridge Warrants whenever the Company issues shares of Common Stock were amended such that the exercise price will only be adjusted if such issuances are for consideration per share less than 80% of the exercise price then in effect, subject to certain exceptions; and

•	The period for which the exercise price protection provisions apply was shortened from ending on December 15, 2023 to ending on June 15, 2023 (i.e. 12 months following the IPO).
Following the Bridge Warrant Amendment, the Company cancelled 1,365,960 warrants that were issued previously to purchase Common Stock and re-issued
1,683,470 warrants to purchase shares of Common Stock per the terms of the amendment.
In January 2023, 139,356
pre-funded
warrants were exercised into 139,356 shares of Common Stock at an exercise price of $0.0001 for cash consideration of $14.
Subsequently, on February 3, 2023, the Company entered into a second written amendment to the Bridge Warrants with the lead investor in the private placement of the 2021 Bridge Securities. As a result of the amendment:

•
the current Bridge Warrant exercise price (the “Exercise Price”) of $4.25 was lowered for a period of ten business days beginning February 3, 2023 and ending February 16, 2023 (the “Limited Period”), during which period the exercise price was set at $1.00, subject to adjustments set forth in the Bridge Warrant, and subject to the conditions that (i) no more than 1,669,971 shares of Common Stock could be issued under all Bridge Warrants during the Limited Period and (ii) once 1,663,220 shares of Common Stock had been issued under all Bridge Warrants during the Limited Period, the Company could restrict all further exercises of the Bridge Warrants during the Limited Period to cashless exercises (as described below).

•
during the Limited Period, the holder, in its sole discretion, could elect a cashless exercise of the Bridge Warrant in whole or in part, pursuant to which the holder would receive a net number of shares of Common Stock equal to one-third
of the total number of shares with respect to which the Bridge Warrant then being exercised.

•
the Exercise Price adjustment provisions of the Bridge Warrants were removed with limited exceptions for transactions such as stock dividends, stock splits, stock combinations and reverse stock splits.

•
in the event that the aggregate number of shares of Common Stock to be received by a holder upon an exercise of its Bridge Warrant during the Limited Period would result in such holder’s receiving shares of Common Stock in excess of is applicable Maximum Percentage (as defined in the Bridge Warrant), in lieu of delivery of shares of Common Stock in excess of the Maximum Percentage, the holder shall receive such excess shares as pre-funded
warrants with certain exercise price adjustment provisions removed.

During the Limited Period, the Company issued 1,172,304 shares of Common Stock and a pre-funded
warrant to purchase 150,000 shares of Common Stock pursuant to the exercise of the Bridge Warrants and received approximately $1.3 million in proceeds from these exercises. Immediately after the end of the Limited Period, Bridge Warrants to purchase 298,667 shares of Common Stock remained outstanding, with a fixed exercise price of $4.25, subject to adjustments as set forth in the Bridge Warrants.
IPO Warrants and Underwriter’s Warrants
In the IPO, the Company issued warrants to purchase 1,500,000 shares of Common Stock (“IPO Warrants”) with a per share exercise price of $4.25 and exercisable immediately. The IPO Warrants expire five years from the date of issuance. Pursuant to the Underwriting Agreement dated June 15, 2022 between the Company and The Benchmark Company, LLC (the “Underwriter”), the Company granted the Underwriter a
30-day
option to purchase up to an additional 225,000 shares of Common Stock and/or IPO Warrants to cover over-allotments. On consummation of the IPO, the Underwriter exercised the over-allotment option to purchase 225,000 IPO Warrants. The Company also issued warrants to purchase an aggregate of 105,000 shares of Common Stock (the “Underwriter’s Warrants”), representing 7% of the aggregate number of shares of Common Stock underlying the Units sold in the IPO to the Underwriter, as a part of the underwriting compensation payable in connection with the IPO. These Underwriter’s Warrants are exercisable at a per share price equal to $4.25 per share, expire five years from the date of issuance, and are subject to a
180-day
lock-up
period.

Note 6 – Stockholders’ Deficit
Common Stock
The Company’s Certificate of Formation, as amended, authorizes 500,000,000 shares of common stock with a par value of $0.001 per share. As of April 30, 2022 and April 30, 2021 the Company had issued 3,323,942 and 3,313,841 shares of common stock, respectively.
In the year ended April 30, 2022, the Company issued 10,101 shares of common stock as a facility fee in connection with the Unsecured Promissory Draw Down Note with Matthews Holdings Southwest for non-cash
consideration amounting to $35,000, as discussed in Note 4.
There were no common stock issuances during the year ended April 30, 2021.
On June 17, 2022, the Company closed on the sale of 1,500,000 units in the IPO (the “Units”), with each Unit consisting of one share of common stock, par value $0.001 per share, and one warrant to purchase one share of common stock at a combined public offering price of $4.25 per Unit. Additionally, in the IPO, the underwriter exercised the over-allotment option, for 225,000 warrants at a public offering price of $0.01 per warrant. The common stock and warrants were immediately separable following the IPO. The warrants have an exercise price per share of $4.25 and are exercisable at any time up to expiration which is five
years from the date of issuance.
The Company received approximately $5.2 million in net proceeds from the IPO after deducting the underwriting discount and commission and other IPO expenses payable by the Company of approximately $1.2 million.
Upon the IPO, the entire amount of the $1.5M Notes converted into 909,071 shares of common stock at the conversion price of $1.65 per share as discussed in Note 4.
Upon the IPO, the entire amount of the Bridge Notes, including accrued interest, converted into 1,606,026 shares of common stock and
Pre-Funded
Warrants to purchase 77,443 shares of common stock at the conversion price of $2.89 per share as discussed in Note 4.
Upon the IPO, all of the outstanding shares of Series A convertible preferred stock were converted into 703,290 shares of common stock at a conversion ratio of 70.33 shares of common stock for each share of Series A convertible preferred stock as discussed in Note 5.
In July 2022, 50,676 shares of Series C convertible preferred stock were converted into 193,958 shares of common stock at a conversion ratio of 3.8274 shares of common stock for each share of Series C convertible preferred stock as discussed in Note 5.
The holders of common stock are entitled to receive dividends whenever funds and assets are legally available and when declared by the board of directors, subject to the rights of holders of series of convertible preferred stock outstanding. No dividends were declared as of or through April 30, 2022 or April 30, 2021.
Common Stock Warrants
The Company has issued warrants to investors in connection with funding or for services rendered and these warrants are convertible into a fixed number of shares of the Company’s common stock for a period of 5 years from the date of issuance.
During the year ended April 30, 2021, there were warrants to purchase 13,992 shares of common stock issued in exchange for consulting services at an exercise price of $8.25. The warrants had a grant date fair value of $2,354, using the Black-Scholes option-pricing.
In June and July 2021, the Company issued warrants to purchase 11,084 shares of common stock issued in exchange for consulting services at an exercise price of $8.25. The warrants had a grant date fair value of $1,609, using the Black-Scholes option-pricing and is recorded in stock compensation expense.
In November 2021, the Company issued warrants to purchase 19,697 shares of common stock to note holders as consideration for note extensions, as discussed in Note 4, at an exercise price of $6.05. The warrants had a grant date fair value of $22,890, using the Black-Scholes option-pricing model.
In connection with the Bridge Securities, as discussed in Note 4, the Company issued Bridge Warrants to originally purchase 775,420 shares of common stock, at an original exercise price of $9.08. The Bridge Warrants had a grant date fair value of $520,051, using the Black-Scholes option-pricing model. The Bridge Warrants were subject to antidilution provisions and price adjustments and upon consummation of the IPO, the number of shares of common stock to be purchased by the Bridge Warrants increased to 1,365,960 and the exercise price was reduced to $5.16 per share. Upon conversion of the Bridge Notes in June 2022, the Company also issued 77,443
Pre-Funded
Warrants to acquire shares of common stock at an exercise price of $0.0033 per share.
In the IPO, the Company issued warrants to purchase 1,500,000 shares of common stock (“IPO Warrants”) with a per share exercise price of $4.25 and exercisable immediately. The IPO Warrants expire five years from the date of issuance.
Pursuant to the Underwriting Agreement dated June 15, 2022 between the Company and The Benchmark Company, LLC (the “Underwriter”), the Company granted the Underwriter a
30-day
option to purchase up to an additional 225,000 shares of Common Stock and/or IPO Warrants to cover over-allotments. On consummation of the IPO, the Underwriter exercised the over-allotment option to purchase 225,000 IPO Warrants.
The Company also issued warrants to purchase an aggregate of 105,000 shares of common stock (the “Underwriter’s Warrants”), representing 7% of the aggregate number of shares of common stock underlying the Units sold in the IPO to the Underwriter, as a part of the underwriting compensation payable in connection with the IPO. These Underwriter’s Warrants are exercisable at a per share price equal to $4.25 per share, expire five years from the date of issuance, and are subject to a
180-day
lock-up
period.
A summary of the outstanding warrants as of April 30, 2022 and 2021 and underlying assumptions used in the Black Scholes option-pricing model is as follows:

	Warrants Outstanding and Exercisable	Exercise Price Per Share	Weighted Average Strike Price per Share
Balance, May 1, 2020	662,361	$3.47-$49.50	$18.39
Issued	13,992	$8.25	$8.25
Expired	(8,613)	$12.21	$12.21

Balance, April 30, 2021	667,740	$3.47-$49.50	$18.26
Issued	806,201	$7.45	$9.00
Forfeited	(909)	$8.25	$8.25
Expired	(621,172)	$9.90-$49.50	$18.96

Balance April 30, 2022	851,860	$3.47-$15.18	$9.00

	April 30, 2022	April 30, 2021
Risk free interest rate	1.6%	2.0%
Expected volatility	55.0%	66.2%
Expected life in years	5	5
The risk-free interest rate is based on U.S. Treasury yields in effect at the time of grant. Expected volatilities are derived from third party valuations. The expected life in years is based on the contract term of the warrant.